Offerings	Jun. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 8,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,191.11
Offering Note	Includes 6,250,000 Class A Ordinary Shares to be offered by the Company in this offering and up to 937,500 additional Class A Ordinary Shares issuable upon exercise of the underwriters’ over-allotment option. The maximum aggregate offering price has been estimated pursuant to Rule 457(o) under the Securities Act based on an assumed initial public offering price of $6.00 per Class A Ordinary Share, the high end of the estimated public offering price range set forth on the cover page of this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 34,500,000.00
Amount of Registration Fee	$ 4,764.45
Offering Note	Includes 6,250,000 Class A Ordinary Shares to be offered by the Company in this offering and up to 937,500 additional Class A Ordinary Shares issuable upon exercise of the underwriters’ over-allotment option. The maximum aggregate offering price has been estimated pursuant to Rule 457(o) under the Securities Act based on an assumed initial public offering price of $6.00 per Class A Ordinary Share, the high end of the estimated public offering price range set forth on the cover page of this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.